Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of VIE’s Assets and Liabilities
Drykon	December 31,	December 31,
	2023	2024
Total current assets	$770	$1,723
Total fixed assets, net	28,094	26,730
Total other non-current assets	800	—
Total assets:	$29,664	$28,453

Total current liabilities	$1,867	$2,364
Total non-current liabilities	16,999	15,832
Total stockholders’ equity	10,798	10,257
Total liabilities and stockholders’ equity	$29,664	$28,453

Schedule of Revenue Disaggregated by Revenue Source

The following table presents the Company’s revenue disaggregated by revenue source, net of commissions, for the years ended December 31, 2022, 2023 and 2024:

	Year ended December 31,
	2022	2023	2024
Revenues derived from spot charters, net	$39,099	$12,665	$19,769
Revenues derived from time charters, net	19,245	32,803	31,773
Revenues, net	$58,344	$45,468	$51,542

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

Revenues for the years ended December 31, 2022, 2023 and 2024, deriving from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues), were as follows:

Charterer	Year ended December 31,
	2022	2023	2024
A(*)	41%	24%	31%
B(*)	—	43%	20%
C(*)	—	—	15%
D(*)	27%	18%	—
Total	68%	85%	66%

*	Tanker vessels segment

The maximum aggregate amount of loss due to credit risk, net of related allowances, that the Company would incur if the aforementioned charterers failed completely to perform according to the terms of the relevant charter parties, amounted to $1,843 and $3,474 as of December 31, 2023 and 2024, respectively.

Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the accompanying Consolidated Balance Sheets that sum to the total of the same such amounts that are presented in the accompanying consolidated statement of cash flows for the years ended December 31, 2022, 2023 and 2024.

	Year ended December 31,
	2022	2023	2024
Cash and cash equivalents	$7,563	$34,539	$21,243
Restricted cash, current portion	376	—	—
Restricted cash, net of current portion	2,250	1,800	1,350
Total cash and cash equivalents and restricted cash	$10,189	$36,339	$22,593